FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2020		Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value		$ 188,186		$ 175,305
Gross unrealized gains		1,255		1,702
Gross Unrealized losses		(788)		(214)
Amortized cost		187,719	[1]	173,817	[2]
Accrued interest		781		765
Corporate bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value		155,049		155,226
Gross unrealized gains		1,207		1,273
Gross Unrealized losses		(735)		(214)
Amortized cost		154,577	[1]	154,167	[2]
Government bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value		32,878		3,006
Gross unrealized gains		37		37
Gross Unrealized losses		(53)
Amortized cost		32,894	[1]	2,969	[2]
Certificate of deposits [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value		259		253
Gross unrealized gains		11		5
Gross Unrealized losses
Amortized cost		$ 248	[1]	248	[2]
Municipal bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value				1,229
Gross unrealized gains				21
Gross Unrealized losses
Amortized cost	[2]			1,208
Money market fund [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value				15,591
Gross unrealized gains				366
Gross Unrealized losses
Amortized cost	[2]			$ 15,225

[1]	Excluding accrued interest of $781.
[2]	Excluding accrued interest of $765.